Employee benefits - Summary of Amount Recognized in Other Comprehensive Income for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Remeasurements (gains) / losses
Total recognized in other comprehensive income	$ 934.6	₨ 70,834.7	₨ (72,858.7)	₨ 88,029.9
Jaguar Land Rover Pension plan [member]
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	13.8	1,045.6	(2,035.0)	594.9
Actuarial (gains) / losses arising from changes in financial assumptions	(947.5)	(71,812.3)	84,311.8	(47,390.2)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(3.6)	(274.9)	(7,263.6)	(12,563.2)
Return on plan assets, (excluding amount included in net Interest expense)	(12.2)	(927.5)	(2,151.0)	(29,266.9)
Total recognized in other comprehensive income	(949.5)	(71,969.1)	72,862.2	(88,625.4)
Total recognized in income statement and statement of other comprehensive income	$ (749.5)	₨ (56,811.8)	₨ 88,900.8	₨ (73,643.2)